UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS



                             MAXIM SERIES FUND, INC.

                           Maxim Global Bond Portfolio

                                  Annual Report

                                December 31, 2004

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

Maxim Global Bond Portfolio

2004 was a good year for global bond markets. Although the US Federal Reserve raised short term interest rates 1.25%, longer term interest rates in the US and Japan were largely unchanged, and interest rates fell in Europe. The Citigroup Index (hedged to USD) returned 4.85% compared to just 3.53% for the US component of that index. The Maxim Global Bond Portfolio outperformed relative to the benchmark by 1.23% for a gross return of 6.08%. As in 2003, the largest outperformance came from foreign currency appreciation. The portfolio achieved one of its major objectives of benefiting from favorable currency moves while at the same time avoiding large losses when the USD is strong.



                  Maxim Global Bond Portfolio     Citigroup Index

    7/26/1999              10,000.00                 10,000.00
   12/31/1999               9,875.00                 10,134.57
   12/31/2000              10,765.73                 11,219.18
   12/31/2001              11,132.84                 11,918.88
   12/31/2002              12,306.24                 12,868.81
   12/31/2003              13,211.98                 13,122.57
   12/31/2004              13,851.44                 13,755.53




Maxim Global Bond Portfolio
Total Return -

One Year:                  4.84%
Five Year:                 7.00%
Since Inception:           6.10%



Portfolio Inception:       7/26/99


This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Global Bond Portfolio, made at its inception, with the performance of the Citigroup Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Global Bond Portfolio of the Maxim Series Fund, Inc. (the "Fund") as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Global Bond Portfolio of the Maxim Series Fund, Inc. as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ Deloitte & Touche LLP
Deloitte & Touche LLP


February 14, 2005

MAXIM SERIES FUND, INC.
Financial Statements and Financial Highlights for the Years
Ended December 31, 2004 and 2003

Maxim Global Bond Portfolio

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
     Investments in securities, market value  (1)                                                        $          225,860,268
     Cash                                                                                                                23,592
     Interest receivable                                                                                              3,615,472
     Subscriptions receivable                                                                                           509,308
     Unrealized appreciation on forward foreign currency contracts                                                      940,240
                                                                                                           ---------------------
                                                                                                           ---------------------

     Total assets                                                                                                   230,948,880
                                                                                                           ---------------------
                                                                                                           ---------------------

LIABILITIES:
     Due to investment adviser                                                                                          249,383
     Redemptions payable                                                                                              1,827,192
     Unrealized depreciation on forward foreign currency contracts                                                    1,941,870
                                                                                                           ---------------------
                                                                                                           ---------------------

     Total liabilities                                                                                                4,018,445
                                                                                                           ---------------------
                                                                                                           ---------------------

NET ASSETS                                                                                               $          226,930,435
                                                                                                           =====================
                                                                                                           =====================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                                       $            2,134,926
     Additional paid-in capital                                                                                     212,111,673
     Net unrealized appreciation on investments                                                                      11,089,897
     Undistributed net investment income                                                                                592,449
     Accumulated net realized gain on investments, forward foreign currency contracts
     and futures contracts                                                                                            1,001,490
                                                                                                           ---------------------
                                                                                                           ---------------------

NET ASSETS                                                                                               $          226,930,435
                                                                                                           =====================
                                                                                                           =====================

NET ASSET VALUE PER OUTSTANDING SHARE                                                                    $                10.63
                                                                                                           =====================
                                                                                                           =====================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                                                     100,000,000
     Outstanding                                                                                                     21,349,255

(1)  Cost of investments in securities:                                                                  $          213,768,741

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------


INVESTMENT INCOME:
     Interest                                                                                         $         5,851,094
     Dividends                                                                                                    114,277
     Foreign withholding tax                                                                                      (18,444)
                                                                                                        ------------------
                                                                                                        ------------------

     Total income                                                                                               5,946,927
                                                                                                        ------------------
                                                                                                        ------------------

EXPENSES:
     Management fees                                                                                            2,337,205
                                                                                                        ------------------
                                                                                                        ------------------

NET INVESTMENT INCOME                                                                                           3,609,722
                                                                                                        ------------------
                                                                                                        ------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                                          11,904,459
     Net realized loss on forward foreign currency contracts                                                   (7,290,533)
     Change in net unrealized appreciation on investments                                                       3,154,026
     Change in net unrealized depreciation on forward foreign currency contracts                                    6,929
                                                                                                        ------------------
                                                                                                        ------------------

     Net realized and unrealized gain on investments and forward foreign currency contracts                     7,774,881
                                                                                                        ------------------
                                                                                                        ------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                  $        11,384,603
                                                                                                        ==================
                                                                                                        ==================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2004 AND 2003

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                   2004              2003
                                                                                              ----------------  ---------------
                                                                                              ----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income                                                                  $       3,609,722 $      2,765,050
     Net realized gain on investments                                                              11,904,459       16,536,341
     Net realized loss on forward foreign currency contracts                                       (7,290,533)     (12,183,063)
     Net realized gain on futures contracts                                                                              8,567
     Change in net unrealized appreciation on investments                                           3,154,026          183,615
     Change in net unrealized depreciation on forward foreign currency contracts                        6,929        2,440,920
                                                                                              ----------------  ---------------
                                                                                              ----------------  ---------------

     Net increase in net assets resulting from operations                                          11,384,603        9,751,430
                                                                                              ----------------  ---------------
                                                                                              ----------------  ---------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                                                    (5,011,308)      (2,198,734)
     From net realized gains                                                                       (2,009,088)      (5,305,768)
                                                                                              ----------------  ---------------
                                                                                              ----------------  ---------------

     Total distributions                                                                           (7,020,396)      (7,504,502)
                                                                                              ----------------  ---------------
                                                                                              ----------------  ---------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                                            155,104,569      100,165,018
     Reinvestment of distributions                                                                  7,020,396        7,504,502
     Redemptions of shares                                                                        (72,891,558)    (115,116,876)
                                                                                              ----------------  ---------------
                                                                                              ----------------  ---------------

     Net increase (decrease) in net assets resulting from share transactions                       89,233,407       (7,447,356)
                                                                                              ----------------  ---------------
                                                                                              ----------------  ---------------

     Total increase (decrease) in net assets                                                       93,597,614       (5,200,428)

NET ASSETS:
     Beginning of period                                                                          133,332,821      138,533,249
                                                                                              ----------------  ---------------
                                                                                              ----------------  ---------------

     End of period  (1)                                                                     $     226,930,435 $    133,332,821
                                                                                              ================  ===============
                                                                                              ================  ===============

OTHER INFORMATION:

SHARES:
     Sold                                                                                          14,937,866        9,463,092
     Issued in reinvestment of distributions                                                          666,368          717,292
     Redeemed                                                                                      (6,988,982)     (10,839,053)
                                                                                              ----------------  ---------------
                                                                                              ----------------  ---------------

     Net increase (decrease)                                                                        8,615,252         (658,669)
                                                                                              ================  ===============
                                                                                              ================  ===============

(1) Including undistributed net investment income                                           $         592,449 $        355,198

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                                                   Year Ended December 31,
                                                       --------------------------------------------------------------------
                                                       --------------------------------------------------------------------
                                                          2004           2003          2002          2001          2000
                                                       ------------   ------------  ------------  ------------  -----------
                                                       ------------   ------------  ------------  ------------  -----------
Net Asset Value, Beginning of Period                 $       10.47  $       10.34 $        9.75 $        9.76 $       9.71

Income from Investment Operations

Net investment income                                         0.25           0.17          0.28          0.71         0.37
Net realized and unrealized gain (loss)                       0.25           0.58          0.74         (0.38)        0.49
                                                       ------------   ------------  ------------  ------------  -----------
                                                       ------------   ------------  ------------  ------------  -----------

Total Income From Investment Operations                       0.50           0.75          1.02          0.33         0.86
                                                       ------------   ------------  ------------  ------------  -----------
                                                       ------------   ------------  ------------  ------------  -----------

Less Distributions

From net investment income                                   (0.25)         (0.19)        (0.32)        (0.18)       (0.81)
From net realized gains                                      (0.09)         (0.43)        (0.11)        (0.16)
                                                       ------------   ------------  ------------  ------------  -----------
                                                       ------------   ------------  ------------  ------------  -----------

Total Distributions                                          (0.34)         (0.62)        (0.43)        (0.34)       (0.81)
                                                       ------------   ------------  ------------  ------------  -----------
                                                       ------------   ------------  ------------  ------------  -----------

Net Asset Value, End of Period                       $       10.63  $       10.47 $       10.34 $        9.75 $       9.76
                                                       ============   ============  ============  ============  ===========
                                                       ============   ============  ============  ============  ===========


Total Return                                                 4.84%          7.36%        10.54%         3.41%        9.02%

Net Assets, End of Period ($000)                     $     226,930  $     133,333 $     138,533 $     112,247 $     88,218

Ratio of Expenses to Average Net Assets                      1.30%          1.30%         1.30%         1.30%        1.30%

Ratio of Net Investment Income to Average Net Assets         2.00%          2.12%         2.86%         2.95%        3.53%

Portfolio Turnover Rate                                    245.82%        225.08%       275.23%       227.53%      367.96%


See notes to financial statements.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004
--------------------------------------------------------------------------------

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
        Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Global Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek the highest total return consistent with a reasonable degree of risk. The Portfolio is nondiversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

        Security Valuation

        Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Foreign securities are valued at the closing price on the security's primary exchange. If the closing price is not available, the current bid will be used. Foreign exchange rates are valued utilizing the London closing rates. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

        The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

        Financial Futures Contracts

        The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

        Restricted Securities

        The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at December 31, 2004 were $682,242, $685,477 and 0.30%, respectively.

        Foreign Currency Translations

        The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

        The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

        Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

        Forward Currency Transactions

        The Portfolio enters into forward currency contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign security holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contracts and the value of the foreign currency in U.S. dollars upon closing of such contract is shown separately on the Statement of Operations. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

        Dividends

        Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

        Security Transactions

        Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of specific lot selection.

        Interest income, including amortization of discounts and premiums, is recorded daily.

        Federal Income Taxes

        For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

        Classification of Distributions to Shareholders

        The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

        The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.30% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

        Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

        As of December 31, 2004, there were 35 funds for which the Directors served as Directors, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $92,250 for the year ended December 31, 2004. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

        For the year ended December 31, 2004, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $300,412,860 and $274,205,208 respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $99,702,877 and $69,172,424 respectively.

4. UNREALIZED APPRECIATION (DEPRECIATION)

        At December 31, 2004, the U.S. Federal income tax cost basis was $213,785,013. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $12,180,954 and gross depreciation of securities in which there was an excess of tax cost over value of $105,699 resulting in net appreciation of $12,075,255.

5. FORWARD FOREIGN CURRENCY CONTRACTS

       As of December 31, 2004, the Portfolio held the following forward foreign currency contracts:

                                                                                                          Net
                                                        Delivery                                      Unrealized
                                                         Value                  Settlement           Appreciation
                                                   (Foreign Currency)              Date             (Depreciation)
                                                  ---------------------      ------------------     ----------------
      Long Contracts:
         Australian Dollar                                 22,799,000            March 2005     $     (585,296)
         British Pound                                     12,500,000            March 2005           (9,894)
         Canadian Dollar                                   19,350,000            March 2005           (383,323)
         Danish Krone                                       3,970,000            March 2005           (16,640)
         Euro Dollar                                       18,100,000            March 2005           (578,032)
         Japanese Yen                                   5,008,000,000            March 2005           (1,117,338)
         New Zealand Dollar                                14,175,000            March 2005           (101,408)
         Swedish Krona                                      5,150,000            March 2005           (14,900)

      Short Contracts:
         Australian Dollar                                  9,529,000            March 2005     $     293,396
         British Pound                                        180,000            March 2005           (1,181)
         Canadian Dollar                                   19,360,000            March 2005           (97,518)
         Euro Dollar                                       30,490,000            March 2005           996,474
         Japanese Yen                                   3,350,300,000            March 2005           610,559
         New Zealand Dollar                                   250,000            March 2005           3,471
                                                                                                    ----------------

      Net Depreciation                                                                          $     (1,001,630)
                                                                                                    ================


6. DISTRIBUTIONS TO SHAREHOLDERS

       The tax character of distributions paid during the years ended December 31, 2004 and 2003 were as follows:

                                                                                   2004                2003
                                                                              ----------------    ---------------
      Distributions paid from:
          Ordinary income                                                           6,498,269          5,851,431
          Long-term capital gain                                                      522,127          1,653,071
                                                                              ----------------    ---------------
                                                                              ----------------    ---------------
                                                                                    7,020,396          7,504,502
                                                                              ================    ===============


       As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

      Undistributed ordinary income                                                                    1,439,430
      Undistributed capital gains                                                                              0
                                                                                                  ---------------
      Net accumulated earnings                                                                         1,439,430
                                                                                                  ---------------
                                                                                                  ---------------

      Net unrealized appreciation on investments                                                      13,076,885
      Net unrealized depreciation on forward foreign currency contracts                              (1,001,630)
      Capital loss carryforwards                                                                               0
      Post-October currency losses                                                                     (409,180)
      Post-October losses                                                                              (421,669)
                                                                                                  ---------------
                                                                                                  ---------------
      Total accumulated gain on investments                                                           12,683,836
                                                                                                  ===============

       Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and differing treatments regarding recognition of market discount and original issue discount. For the year ended December 31, 2004 the Portfolio reclassified $113 from undistributed net investment income to paid-in capital and $1,638,950 from accumulated realized gain on investments to undistributed net investment income. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

       At December 31, 2004, the Portfolio had post-October foreign currency loss deferrals of $409,180 and post-October loss deferrals of $421,669.

Maxim Series Fund, Inc.

Maxim Global Bond Portfolio
Schedule of Investments
December 31, 2004

BONDS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT --- 0.05%
     90,000 Ford Holdings Inc                                            105,549
            Company Guaranteed Bonds
            9.300% March 1, 2030
                                                                        $105,549
AUTOMOBILES --- 0.32%
    500,000 DaimlerChrysler NA Holding Corp                              714,383
        EUR Company Guaranteed Notes
            5.625% January 16, 2007
                                                                        $714,383
BANKS --- 1.37%
    100,000 BB&T Corp                                                    101,934
            Subordinated Notes
            5.200% December 23, 2015
    450,000 Bank of America Corp                                         483,104
            Senior Notes
            5.875% February 15, 2009
    125,000 HSBC USA Inc                                                 133,072
            Subordinated Notes
            7.000% November 1, 2006
180,000,000 KfW International Finance                                  1,856,891
        JPY Notes
            1.750% March 23, 2010
    500,000 US Bank NA                                                   501,372
            Notes
            3.900% August 15, 2008
                                                                      $3,076,373
BROADCAST/MEDIA --- 0.14%
    235,000 Comcast Cable Communications Inc                             308,341
            Notes
            8.875% May 1, 2017
                                                                        $308,341
ELECTRIC COMPANIES --- 0.03%
     70,000 PP&L Capital Funding Inc                                      77,089
            Notes
            8.375% June 15, 2007
                                                                         $77,089
FINANCIAL SERVICES --- 0.72%
     50,000 CIT Group Inc                                                 50,183
            Senior Notes
            4.000% May 8, 2008
    300,000 Capital One Bank                                             311,214
            Senior Notes
            6.875% February 1, 2006
    580,000 Glencore Finance Europe SA                                   792,386
        EUR Company Guaranteed Bonds
            5.375% September 30, 2011
    240,000 Morgan Stanley                                               238,666
            Notes
            3.875% January 15, 2009
     50,000 Summit Capital Trust I                                        55,261
            Notes
            8.400% March 15, 2027
    187,000 Washington Mutual Inc                                        186,440
            Notes
            4.000% January 15, 2009
                                                                      $1,634,150
FOOD & BEVERAGES --- 0.13%
    300,000 Miller Brewing Co #                                          302,728
            Notes
            4.250% August 15, 2008
                                                                        $302,728
FOREIGN BANKS --- 7.73%
  2,700,000 Banco Bilbao Vizcaya Argentaria SA                         4,045,146
        EUR Collateralized Notes
            5.500% October 1, 2009
901,000,000 Bayerische Landesbank Girozentrale                         8,842,576
        JPY Senior Notes
            1.400% April 22, 2013
293,000,000 Pfandbriefstelle Der Oesterr                               2,980,442
        JPY Senior Unsubordinated Notes
            1.600% February 15, 2011
  1,500,000 Rabobank Nederland                                         1,585,361
            Notes
            5.500% September 17, 2008
                                                                     $17,453,525
FOREIGN GOVERNMENTS --- 52.75%
 11,683,000 Deutsche Bundesrepublik                                   16,660,272
        EUR Bonds
            4.250% January 4, 2014
  4,041,000 Deutsche Bundesrepublik                                    6,070,801
        EUR Bonds
            5.250% July 4, 2010
    300,000 Deutsche Bundesrepublik                                      414,024
        EUR Bonds
            3.750% July 4, 2013
131,000,000 Development Bank of Japan                                  1,224,486
        JPY Notes
            1.700% September 20, 2022
  6,195,000 Government of Australia                                    5,119,067
        AUD Bonds
            6.000% February 15, 2017
  5,800,000 Government of Australia                                    4,974,034
        AUD Bonds
            7.500% September 15, 2009
  1,884,000 Government of Belgium                                      2,826,807
        EUR Bonds
            5.000% September 28, 2012
  5,974,000 Government of Belgium                                      8,375,295
        EUR Bonds
            3.750% March 28, 2009
  1,790,000 Government of Denmark                                        449,028
        DKK Bonds
            7.000% November 10, 2024
  1,683,000 Government of Denmark                                        355,659
        DKK Bonds
            6.000% November 15, 2011
  3,800,000 Government of France                                       5,322,233
        EUR Bonds
            4.250% April 25, 2019
  5,719,000 Government of France                                       8,113,340
        EUR Bonds
            4.000% October 25, 2009
    128,000 Government of France                                         180,075
        EUR Bonds
            4.000% April 25, 2013
  2,638,000 Government of Ireland                                      3,628,006
        EUR Bonds
            3.250% April 18, 2009
    750,000 Government of Italy                                          745,016
            Bonds
            2.500% March 31, 2006
    974,000 Government of Netherlands                                  1,463,058
        EUR Bonds
            5.000% July 15, 2012
  6,022,000 Government of Netherlands                                  8,602,450
        EUR Bonds
            4.250% July 15, 2013
  9,100,000 Government of New Zealand                                  6,790,836
        NZD Bonds
            6.500% April 15, 2013
  4,351,000 Government of New Zealand                                  3,148,365
        NZD Bonds
            6.000% April 15, 2015
  1,150,000 Government of Spain                                        1,816,086
        EUR Bonds
            5.500% July 30, 2017
    100,000 Government of Spain                                          167,571
        EUR Bonds
            5.750% July 30, 2032
  7,480,000 Government of Sweden                                       1,372,433
        SEK Debentures
            6.750% May 5, 2014
1,019,000,000 Japan Finance Corp                                       9,959,798
        JPY Notes
            1.350% November 26, 2013
  6,060,000 United Kingdom                                            11,417,632
        GBP Treasury Bonds
            4.000% March 7, 2009
  2,300,000 United Kingdom                                             4,544,710
        GBP Treasury Bonds
            5.000% March 7, 2012
    380,000 United Kingdom                                               708,624
        GBP Bonds
            4.250% June 7, 2032
  2,360,000 United Kingdom                                             4,693,626
        GBP Treasury Bonds
            5.000% September 7, 2014
                                                                    $119,143,332
GOLD, METALS & MINING --- 0.07%
    150,000 Falconbridge Ltd                                             159,745
            Debentures
            7.350% November 1, 2006
                                                                        $159,745
HOMEBUILDING --- 0.15%
    100,000 DR Horton Inc                                                108,375
            Unsecured Bonds
            7.500% December 1, 2007
    100,000 DR Horton Inc                                                108,250
            Senior Notes
            6.875% May 1, 2013
    130,000 NVR Inc                                                      130,000
            Senior Notes
            5.000% June 15, 2010
                                                                        $346,625
INSURANCE RELATED --- 0.07%
    152,000 American International Group Inc                             147,305
            Notes
            2.875% May 15, 2008
                                                                        $147,305
INVESTMENT BANK/BROKERAGE FIRM --- 0.29%
    384,000 Amvescap PLC #                                               382,749
            Notes
            5.375% December 15, 2014
    260,000 Morgan Stanley                                               267,729
            Global Notes
            5.300% March 1, 2013
                                                                        $650,478
OIL & GAS --- 0.23%
    400,000 Occidental Petroleum Corp                                    402,640
            Notes
            4.000% November 30, 2007
    100,000 Phillips Petroleum Co                                        122,037
            Unsecured Notes
            8.750% May 25, 2010
                                                                        $524,677
PERSONAL LOANS --- 0.04%
    100,000 American Express Co                                          101,519
            Company Guaranteed Notes
            4.875% July 15, 2013
                                                                        $101,519
RETAIL --- 0.38%
    600,000 Ahold Finance USA Inc                                        860,405
        EUR Company Guaranteed Notes
            5.875% March 14, 2012
                                                                        $860,405
SPECIALIZED SERVICES --- 0.23%
    500,000 Hertz Corp                                                   520,644
            Unsecured Notes
            6.250% March 15, 2009
                                                                        $520,644
SUPRANATIONALS --- 1.80%
    915,000 European Investment Bank                                   1,934,677
        GBP Senior Notes
            6.250% April 15, 2014
  2,000,000 Inter-American Development Bank                            2,134,208
            Unsecured Bonds
            5.750% February 26, 2008
                                                                      $4,068,885
TELEPHONE & TELECOMMUNICATIONS --- 2.09%
    400,000 Deutsche Telekom International Finance BV                    641,509
        EUR Company Guaranteed Notes
            7.125% July 11, 2011
    636,000 France Telecom SA                                          1,224,972
        EUR Senior Unsubordinated Notes
            8.125% January 28, 2033
    600,000 France Telecom SA                                            992,431
        EUR Senior Unsubordinated Notes
            7.250% January 28, 2013
    600,000 Telecom Italia Finance SA                                    960,927
        EUR Company Guaranteed Notes
            7.250% April 20, 2011
    600,000 Telefonaktiebolaget LM Ericsson                              910,105
        EUR Bonds
            6.750% November 28, 2010
                                                                      $4,729,944
U.S. GOVERNMENTS --- 15.29%
    375,000 United States of America                                     371,265
            2.375% August 31, 2006
    129,000 United States of America                                     129,338
            4.250% November 15, 2014
    500,000 United States of America                                     493,106
            4.000% February 15, 2014
  1,600,000 United States of America                                   1,602,374
            3.250% August 15, 2007
  6,034,000 United States of America                                   5,953,392
            3.875% February 15, 2013
    100,000 United States of America                                     100,629
            4.250% November 15, 2013
  4,851,000 United States of America                                   4,966,779
            4.375% August 15, 2012
    720,000 United States of America                                     721,603
            4.250% August 15, 2014
  4,094,000 United States of America                                   4,277,712
            2.020% July 15, 2014
 15,336,000 United States of America                                  15,195,814
            3.375% September 15, 2009
    422,000 United States of America                                     584,305
            8.125% August 15, 2021
    128,000 United States of America                                     138,410
            5.375% February 15, 2031
                                                                     $34,534,727

TOTAL BONDS --- 83.88%                                              $189,460,424
(Cost $177,368,897)

SHORT-TERM INVESTMENTS

Par Value ($)                                                           Value($)
--------------------------------------------------------------------------------

11,352,000 Fannie Mae                                                 11,351,337
                  1.065%, January 3, 2005
  2,751,000 Fannie Mae                                                 2,748,917
                  2.305%, January 13, 2005
  3,000,000 Fannie Mae                                                 2,998,312
                  2.284%, January 10, 2005
  7,000,000 Fannie Mae                                                 6,998,248
                  2.284%, January 5, 2005
  4,267,000 Fannie Mae                                                 4,264,052
                  2.294%, January 12, 2005
  1,250,000 Fannie Mae                                                 1,248,587
                  2.296%, January 19, 2005
  4,000,000 Freddie Mac                                                3,993,942
                  2.307%, January 25, 2005
  1,500,000 Freddie Mac                                                1,497,184
                  2.215%, February 1, 2005
  1,300,000 Freddie Mac                                                1,299,265
                  2.295%, January 10, 2005

TOTAL SHORT-TERM INVESTMENTS --- 16.12%                              $36,399,844
(Cost 36,399,844)

TOTAL MAXIM GLOBAL BOND PORTFOLIO --- 100%                          $225,860,268
(Cost 213,768,741)

Legend
# Securities are registered pursuant to Rule 144A and may be deemed to be restricted for resale.
See Attached Summary of Investments by Country.
See Notes to Financial Statements.

Currency Abbreviations
EUR - Euro Dollars
AUD - Australian Dollars
DKK - Danish Krone
GBP - Great Britain Pound
JPY - Japanese Yen
NZD - New Zealand Dollars
SEK - Swedish Krona

Summary of Investments by Country

Maxim Global Bond Portfolio
December 31, 2004

                                                                   % of Portfolio
            Country                         Value ($)                Investments
--------------------------------    --------------------------   --------------------
--------------------------------    --------------------------   --------------------
Australia                                        $ 10,093,101                  4.47%
Austria                                             2,980,442                  1.32%
Belgium                                            11,202,102                  4.96%
Denmark                                            32,792,360                 14.52%
European Community                                  4,068,885                  1.80%
France                                             15,833,051                  7.01%
Ireland                                             3,628,006                  1.61%
Italy                                                 745,016                  0.33%
Japan                                              11,184,284                  4.95%
Luxembourg                                          1,753,313                  0.78%
Netherlands                                        12,292,378                  5.44%
New Zealand                                         9,939,201                  4.40%
Spain                                               6,028,803                  2.67%
Sweden                                              2,282,538                  1.01%
United Kingdom                                     21,747,341                  9.63%
United States                                      79,289,447                 35.10%
                                    --------------------------   --------------------
                                    --------------------------   --------------------
                                                $ 225,860,268                100.00%
                                    ==========================   ====================
                                    ==========================   ====================

 SHAREHOLDER EXPENSE EXAMPLE
 Maxim Global Bond Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs ( in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


                                       Beginning             Ending               Expenses Paid
                                     Account Value       Account Value           During Period*
                                      (7/1/2004)         (12/31/2004)           (7/1/04-12/31/04)

 Actual                                   $ 1,000.00          $ 1,063.16              $ 6.74

 Hypothetical
 (5% return before expenses)              $ 1,000.00          $ 1,018.60              $ 6.60

*Expenses are equal to the Portfolio's annualized expense ratio of 1.30%, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period.

FUND DIRECTORS AND OFFICERS
(UNAUDITED)

The Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

------------------------------------------------------------------------------------------------------------------------
                             INDEPENDENT* DIRECTORS
------------------------------------------------------------------------------------------------------------------------
------------------ -------------- ----------------- ------------------------------------ ----------- -------------------
  Name, address     Position(s)    Term of Office     Principal Occupation(s) during      Number of         Other
     and age         Held with    (Length of Time              Past 5 Years              Portfolios     Directorships
                       Fund           Served)                                              in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Rex Jennings (79)    Director     March 22, 1988    President Emeritus, Denver Metro         39       Trustee, Orchard
                                  to present        Chamber of Commerce                               Series Fund,
                                                                                                      Committee
                                                                                                      Member,
                                                                                                      Great-West
                                                                                                      Variable Annuity
                                                                                                      Account A
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Richard P.           Director     April 30, 1987    Retired Educator                         39       Trustee, Orchard
Koeppe (72)                       to present                                                          Series Fund,
                                                                                                      Committee
                                                                                                      Member,
                                                                                                      Great-West
                                                                                                      Variable Annuity
                                                                                                      Account A
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------
Sanford Zisman       Director     March 19, 1982    Attorney, Firm of Zisman, Ingraham       39       Trustee, Orchard
(64)                              to present        and Daniel, P.C.                                  Series Fund,
                                                                                                      Committee
                                                                                                      Member,
                                                                                                      Great-West
                                                                                                      Variable Annuity
                                                                                                      Account A
------------------ -------------- ----------------- ------------------------------------ ------------ ------------------

------------------------------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS
------------------------------------------------------------------------------------------------------------------------
------------------ -------------- ------------------ ----------------------------------- ----------- -------------------
  Name, address     Position(s)    Term of Office      Principal Occupation(s) during     Number of         Other
     and age         Held with     (Length of Time              Past 5 Years             Portfolios     Directorships
                       Fund            Served)                                             in Fund    Held by Director
                                                                                           Complex
                                                                                          Overseen
                                                                                         by Director
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*William T.        Director and   June 1, 2000 to    President and Chief Executive           39       Trustee, Orchard
McCallum (62)        President    present            Officer of Great-West Life &                     Series Fund,
                                                     Annuity Insurance Company;                       Committee
                                                     President and Chief Executive                    Member,
                                                     Officer, United States                           Great-West
                                                     Operations, The Great-West Life                  Variable Annuity
                                                     Assurance Company (1990 to                       Account A;
                                                     present); Co-President and Chief                 Director,
                                                     Executive Officer of Great-West                  Great-West
                                                     Lifeco Inc.; President and Chief                 Lifeco Inc.,
                                                     Executive Officer of GWL&A                       Great-West Life
                                                     Financial Inc.; President and                    & Annuity
                                                     Chief Executive Officer of First                 Insurance
                                                     Great-West Life & Annuity                        Company, First
                                                     Insurance Company                                Great-West Life
                                                                                                      & Annuity
                                                                                                      Insurance
                                                                                                      Company, and
                                                                                                      GWL&A Financial
                                                                                                      Inc.
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Mitchell T.G.       Director     June 1, 2000 to    Executive Vice President and            39       Trustee, Orchard
Graye (49)                        present            Chief Financial Officer of                       Series Fund,
                                                     Great-West Life & Annuity                        Committee
                                                     Insurance Company; Executive Vice                Member,
                                                     President and Chief Financial                    Great-West
                                                     Officer, United States                           Variable Annuity
                                                     Operations, The Great-West Life                  Account A,
                                                     Assurance Company; Executive Vice                Manager, GW
                                                     President and Chief Operating                    Capital
                                                     Officer, One Benefits, Inc.;                     Management, LLC
                                                     Executive Vice President and                     and Orchard
                                                     Chief Financial Officer of GWL&A                 Capital
                                                     Financial Inc.; President, GW                    Management, LLC,
                                                     Capital Management, LLC and                      Director,
                                                     Orchard Capital Management, LLC;                 Orchard Trust
                                                     Executive Vice President, Orchard                Company and
                                                     Trust Company                                    Financial
                                                                                                      Administrative
                                                                                                      Services
                                                                                                      Corporation
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Graham McDonald     Treasurer    November 29,       Senior Vice President, Corporate        39           Director,
(58)                              2001 to present    Finance and Investment                               Greenwood
                                                     Operations; Treasurer, GW Capital                Investments, LLC
                                                     Management, LLC, Orchard Capital
                                                     Management, LLC, Orchard Series
                                                     Fund and Great-West Variable
                                                     Annuity Account A; President,
                                                     Greenwood Investments, LLC
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------
*Beverly A.          Secretary    April 10, 1997     Vice President and Counsel, U.S.        39             None
Byrne (49)                        to present         Operations, The Great-West Life
                                                     Assurance Company and Orchard
                                                     Trust Company; Vice President,
                                                     Counsel and Associate Secretary,
                                                     Great-West Life & Annuity
                                                     Insurance Company, GWL&A
                                                     Financial Inc., First Great-West
                                                     Life & Annuity Insurance Company;
                                                     Canada Life Insurance Company of
                                                     America, Vice President, Counsel
                                                     and Secretary, Financial
                                                     Administrative Services
                                                     Corporation and EMJAY
                                                     Corporation; Secretary, GW
                                                     Capital Management, LLC, One
                                                     Orchard Equities, Inc. Greenwood
                                                     Investments, LLC, GWFS Equities,
                                                     Inc.,  Canada Life of America
                                                     Financial Services, Inc.,
                                                     Great-West Retirement Services,
                                                     Inc., Advised Assets Group, LLC,
                                                     Great-West Variable Annuity
                                                     Account A, and Orchard Series Fund
------------------ -------------- ------------------ ----------------------------------- ------------ ------------------

* Refers to a Director or officer who is an "interested person" of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM. A Director who is not an "interested person" of the Fund is referred to as an "Independent Director."


The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC, its investment adviser. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

------------------------- ------------------- -------------------- --------------------- --------------------
  Name of Independent         Aggregate           Pension or         Estimated Annual    Total Compensation
        Director          Compensation from       Retirement          Benefits Upon      from Fund and Fund
                                 Fund          Benefits Accrued         Retirement         Complex Paid to
                                                as Part of Fund                              Directors**
                                                   Expenses
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Rex Jennings                   $30,750                 0                    0                  $30,750
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Richard P. Koeppe              $30,750                 0                    0                  $30,750
------------------------- ------------------- -------------------- --------------------- --------------------
------------------------- ------------------- -------------------- --------------------- --------------------
Sanford Zisman                 $30,750                 0                    0                  $30,750
------------------------- ------------------- -------------------- --------------------- --------------------

** As of December 31, 2004, there were 39 funds for which the Directors serve as Directors or Trustees, 34 of which were Portfolios of the Fund. The total compensation paid is comprised of the amount paid during the Fund's most recently completed fiscal year by the Fund and its affiliated investment companies.


Additional information about the Fund and its Directors is available in the Fund's Statement of Additional Information, which can be obtained free of charge upon request to: Mr. Aaron Knode, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 75332.

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

On August 24, 2004, the Board of Directors of Maxim Series Fund, Inc. ("Maxim" or the "Fund") approved a Sub-Advisory Agreement between GW Capital Management, LLC (doing business as Maxim Capital Management, LLC ("MCM")), the Fund and Standish Mellon Asset Management Company, LLC, a Delaware limited liability company registered as an investment adviser under the Investment Advisers Act of 1940 ("Standish"), authorizing Standish to serve as the sub-adviser for the Maxim Global Bond Portfolio (the "New Sub-Advisory Agreement") and, in connection with the purchase by Standish and its parent, Mellon Financial Corp. ("MFC"), of Pareto Partners ("Pareto"), as the sub-adviser to the Portfolio. The New Sub-Advisory Agreement became effective August 30, 2004, and is the same in all substantive respects to the previous Sub-Advisory Agreement (the "Previous Sub-Advisory Agreement"), dated July 26, 1999, as amended, in effect between MCM, the Fund and Pareto, except that the effective date and termination dates are different. Standish began acting as an investment adviser to the Portfolio on August 30, 2004. There will be no change in the advisory fees paid by the Fund to MCM and there will be no change in the sub-advisory fees paid by MCM to Standish. MCM will pay Standish's sub-advisory fee.

Prior to the appointment of Standish as the Sub-adviser for the Portfolio, Pareto served as Sub-adviser for the Portfolio. The date of the sub-advisory agreement by and between Pareto, the Fund, and MCM was July 26, 1999. The sub-advisory agreement was approved by the Maxim Board of Directors on April 7, 1999. The sub-advisory agreement with Pareto provided that Pareto, as the sub-adviser for the Portfolio, in return for its fee, would manage the investment and reinvestment of the Portfolio subject to the control and supervision of the Board of Directors and in accordance with the investment objective and policies of the Portfolio set forth in the Fund's registration statement and any other policies established by the Board of Directors or MCM. In this regard, it was the responsibility of Pareto to make investment decisions and to place purchase and sale orders for investment securities for the Portfolio. The sub-advisory agreement with Pareto stated that Pareto would provide, at its expense, all necessary investment, management and administrative facilities needed to carry out its duties, excluding brokerage expenses and pricing and bookkeeping services. For its services provided under the Previous Sub-Advisory Agreement, MCM paid Pareto a fee computed daily and paid monthly based on the aggregate assets of the Portfolio as set forth below:

                Annual Fee                         Assets
                ----------                         ------
                .55%                               first $25 million
                .45%                               next $50 million
                .35%                               next $175 million
                .25%                               over $250 million

For its services provided under the New Sub-Advisory Agreement, Standish will be paid by MCM according to the same fee structure.

The change of Sub-advisers was due solely to the acquisition of Pareto by Standish and MFC. Due to the change of control, MCM reviewed current performance of the Portfolio and considered various criteria in connection with the change of control including: (1) whether the change in ownership would result in any different services being provided; (2) whether there would be any change in the sub-adviser's staff performing the services; (3) whether any significant changes in staff were anticipated in the near term; (4) whether any significant changes in investment decision-making processes were anticipated; and, (5) whether any changes in compliance policies and procedures were anticipated due to the change of control. Upon completion of the review process, MCM recommended to the Board of Directors of the Fund the approval of Standish as the new Sub-adviser of the Portfolio.

The Board of Directors of the Fund then undertook to review the recommendation of MCM. At the August 24, 2004 meeting, the Directors were provided with financial and other information about Standish. They were also provided with performance information relating to Standish and information about its investment styles and current personnel. The Board of Directors considered the terms of the New Sub-Advisory Agreement and the fact that they were substantially the same as the Previous Sub-Advisory Agreement. With respect to the nature, scope and quality of the services to be provided by Standish, the Board considered, among other things, Standish personnel, experience in managing similar funds, resources and track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolio, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Portfolio. The Board also considered Standish's reputation for management of its specific investment strategies, its overall financial condition, technical resources, and operational capabilities. With respect to the advisory fee rates payable to Standish, the Board considered fees payable by similar funds managed by other advisers, which indicate that fees to be paid do not deviate greatly from those fees paid by other similar funds. The Directors concluded that entering into the New Sub-Advisory Agreement was in the best interest of the Portfolio and its shareholders and voted unanimously, with the "non-interested" Directors voting separately, to appoint Standish as the new Sub-adviser to the Portfolio and to approve the New Sub-Advisory Agreement.


Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at HTTP://WWW.SEC.GOV.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission's website at HTTP://WWW.SEC.GOV.

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the "Code of Ethics") that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

     (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

     (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

     (3) Compliance with applicable governmental laws, rules, and regulations;

     (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

     (5) Accountability for adherence to the code.

(c) The registrant approved an Amended and Restated Code of Ethics for Securities Transactions of Access Persons on December 8, 2004, with an effective date of January 1, 2005. The amendments added a provision prohibiting Access Persons (which include the registrant's principal executive offer, principal financial officer, principal accounting officer or controller, or persons performing similar functions) from engaging in the purchase and sale, or sale and purchase, of the same or equivalent securities within ninety calendar days ("short term trades"). The amendment provides that all profits from short-term trades are subject to disgorgement. The amendments to the Code of Ethics also contain provisions mandating compliance by Access Persons with federal securities laws and requiring that Access Persons report any violations of the Code of Ethics promptly to the Chief Compliance Officer.

(d) During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $247,600 for fiscal year 2003 and $252,000 for fiscal year 2004.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were: $44,400 for fiscal year 2003 and $33,000 for fiscal year 2004. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $97,555 for fiscal year 2003 and $174,085 for fiscal year 2004. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d) All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)  (1) Audit Committee's Pre-Approval Policies and Procedures.

         Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

         Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
         (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2


--------
1 No pre-approval is required as to non-audit services provided to the Fund if:
(a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

         Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

         Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)      (2) 100% of the services described pursuant to paragraphs (b) through
         (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not Applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2003 equaled $1,035,850, and for fiscal year 2004 equaled $429,000.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

---------
3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.  [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors as described in general instructions on Form N-CSR, Item 10.



ITEM 11.  CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 12. EXHIBITS.


(a) (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    February 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    February 28, 2005


By:      /s/ G. R. McDonald
         ------------------------
         G. R. McDonald Treasurer

Date:    February 28, 2005